Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:
Invesco AMT-Free Municipal Income Fund
This supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.
Average Annual Total Returns (for the periods ended December 31, 2020)	Inception Date	1 Year	5 Years	10 Years
Class A:

Return Before Taxes	10/27/1976	2.91%	6.12%	7.79%

Return After Taxes on Distributions		2.84	6.10	7.78

Return After Taxes on Distributions and Sale of Fund Shares		3.20	5.68	7.33

Class C:	8/29/1995	5.69	6.23	7.59

Class Y:	11/29/2010	7.80	7.30	8.48

Class R6:	5/24/2019	7.87	7.15[1]	8.30[1]

S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)[2]		5.84	4.37	5.46

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[2]		5.21	3.91	4.63

U.S. Consumer Price Index (reflects no deduction for fees expenses or taxes)		1.36	1.95	1.74

1 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
2 The Fund elects to use the S&P Municipal Bond 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
O-ROAFM-SUMSTAT-SUP
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Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:
Invesco California Municipal Fund
This supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond California 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.
Average Annual Total Returns (for the periods ended December 31, 2020)	Inception Date	1 Year	5 Years	10 Years
Class A:

Return Before Taxes	11/3/1988	1.49%	5.18%	6.82%

Return After Taxes on Distributions		1.48	5.18	6.81

Return After Taxes on Distributions and Sale of Fund Shares		2.14	4.90	6.49

Class C:	11/1/1995	4.38	5.33	6.62

Class Y:	11/29/2010	6.39	6.37	7.54

Class R6:	5/24/2019	6.57	6.23[1]	7.35[1]

S&P Municipal Bond California 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)[2]		5.82	4.35	5.99

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) [2]		5.21	3.91	4.63

U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)		1.36	1.95	1.74

1 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
2 The Fund elects to use the S&P Municipal Bond California 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond California 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
O-ROCAM-SUMSTAT-SUP
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Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:
Invesco New Jersey Municipal Fund
This supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond New Jersey Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading “Fund Summary – Performance Information – Average Annual Total Returns” in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund’s performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.
Average Annual Total Returns (for the periods ended December 31, 2020)	Inception Date	1 Year	5 Years	10 Years
Class A:

Return Before Taxes	3/1/1994	-0.34%	3.99%	4.75%

Return After Taxes on Distributions		-0.35	3.97	4.74

Return After Taxes on Distributions and Sale of Fund Shares		1.44	3.89	4.71

Class C:	8/29/1995	2.47	4.21	4.59

Class Y:	11/29/2010	4.34	5.14	5.41

Class R6:	5/24/2019	4.44	5.01[1]	5.26[1]

S&P Municipal Bond New Jersey Index (reflects no deduction for fees, expenses or taxes)[2]		5.16	4.80	5.19

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[2]		5.21	3.91	4.63

U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)		1.36	1.95	1.74

1 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
2 The Fund elects to use the S&P Municipal Bond New Jersey Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New Jersey Index is a more appropriate broad measure of market performance.
O-RONJM-SUMSTAT-SUP
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Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:
Invesco Rochester® AMT-Free New York Municipal Fund
This supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond New York 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.
Average Annual Total Returns (for the periods ended December 31, 2020)	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A:

Return Before Taxes	8/16/1984	-0.68%	4.28%	5.35%	-%

Return After Taxes on Distributions		-0.68	4.27	5.35	-

Return After Taxes on Distributions and Sale of Fund Shares		0.78	4.07	5.20	-

Class C:	8/29/1995	1.86	4.37	5.17	-

Class Y:	1/31/2011	3.87	5.41	-	6.43

Class R6:	5/24/2019	4.05	5.30[1]	5.87[1]	-

S&P Municipal Bond New York 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)[2]		4.93	3.93	4.99	-

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[2]		5.21	3.91	4.63	-

U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)		1.36	1.95	1.74	-

1 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
2 The Fund elects to use the S&P Municipal Bond New York 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New York 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
O-ROAFNYM-SUMSTAT-SUP
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Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:
Invesco Rochester® Municipal Opportunities Fund
This supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond High Yield Index. In addition, effective July 30, 2021, the Fund elects to change its additional index with characteristics relevant to the Fund from the U.S. Consumer Price Index to the Custom Invesco Rochester Municipal Opportunities Index (80% S&P Municipal Bond High Yield Index / 20% S&P Municipal Bond Investment Grade Index), which the Fund believes is a more appropriate additional index with characteristics relevant to the Fund. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, its new additional index, and its prior additional index.
Average Annual Total Returns (for the periods ended December 31, 2020)	Inception Date	1 Year	5 Years	10 Years
Class A:

Return Before Taxes	10/1/1993	1.37%	7.18%	7.80%

Return After Taxes on Distributions		1.33	7.16	7.79

Return After Taxes on Distributions and Sale of Fund Shares		2.71	6.74	7.49

Class C:	8/29/1995	4.26	7.40	7.65

Class Y:	11/29/2010	6.13	8.36	8.48

Class R5:	5/24/2019	6.61	8.29[1]	8.36[1]

Class R6:	5/24/2019	6.22	8.21[1]	8.33[1]

S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)[2]		6.00	6.42	7.23

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[2]		5.21	3.91	4.63

Custom Invesco Rochester Municipal Opportunities Index (reflects no deduction for fees, expenses or taxes)[2]		5.82	5.87	6.69

U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)[2]		1.36	1.95	1.74

1 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
2 The Fund elects to use the S&P Municipal Bond High Yield Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond High Yield Index is a more appropriate broad measure of Fund performance. In addition, the Fund elects to use the Custom Invesco Rochester Municipal Opportunities Index (80% S&P Municipal Bond High Yield Index / 20% S&P Municipal Bond Investment Grade Index) to represent its additional index with characteristics relevant to the Fund rather than the U.S. Consumer Price Index, because the Fund believes the Custom Invesco Rochester Municipal Opportunities Index is a more appropriate additional index with characteristics relevant to the Fund.
O-ROHYM-SUMSTAT-SUP
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Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:
Invesco Rochester® New York Municipals Fund
This supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond New York 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.
Average Annual Total Returns (for the periods ended December 31, 2020)	Inception Date	1 Year	5 Years	10 Years
Class A:

Return Before Taxes	5/15/1986	1.33%	6.60%	6.07%

Return After Taxes on Distributions		1.32	6.58	6.06

Return After Taxes on Distributions and Sale of Fund Shares		2.11	6.04	5.86

Class C:	3/17/1997	4.03	6.70	5.82

Class Y:	4/28/2000	6.05	7.75	6.72

Class R6:	5/24/2019	6.17	7.63[1]	6.58[1]

S&P Municipal Bond New York 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)[2]		4.93	3.93	4.99

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) [2]		5.21	3.91	4.63

U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)		1.36	1.95	1.74

1 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
2 The Fund elects to use the S&P Municipal Bond New York 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New York 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
O-ROM-SUMSTAT-SUP
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Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 29, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Pennsylvania Municipal Fund
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.
Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading “Fund Summary –Performance Information – Average Annual Total Returns” in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund’s performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.
Average Annual Total Returns (for the periods ended December 31, 2020)	Inception Date	1 Year	5 Years	10 Years
Class A:

Return Before Taxes	9/18/1989	0.73%	5.21%	5.74%

Return After Taxes on Distributions		0.73	5.21	5.74

Return After Taxes on Distributions and Sale of Fund Shares		1.73	4.95	5.57

Class C:	8/29/1995	3.54	5.42	5.58

Class Y:	11/29/2010	5.44	6.38	6.40

Class R6:	5/24/2019	5.50	6.21[1]	6.23[1]

S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)[2]		6.07	4.70	5.70

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[2]		5.21	3.91	4.63

U.S. Consumer Price Index (reflects no deduction for fees, expenses or other taxes)		1.36	1.95	1.74

1 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
2 The Fund elects to use the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
Effective July 30, 2021, Charles S. Pulire no longer serves as Portfolio Manager of the Fund. All references to Mr. Pulire in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
O-ROPAM-SUMSTATSAI-SUP
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Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 29, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Intermediate Term Municipal Income Fund
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.
Effective July 30, 2021, Charles S. Pulire no longer serves as Portfolio Manager of the Fund. All references to Mr. Pulire in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
VK-ITMI-SUMSTATSAI-SUP
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Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 29, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Limited Term Municipal Income Fund
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.
Effective July 30, 2021, the following changes apply:
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Mark Paris	Portfolio Manager	2015

John Connelly	Portfolio Manager	2016

Joshua Cooney	Portfolio Manager	2020

Michael Magee	Portfolio Manager	2021

Tim O’Reilly	Portfolio Manager	2016

James Phillips	Portfolio Manager	2015

John Schorle	Portfolio Manager	2018

Rebecca Setcavage	Portfolio Manager	2020

Julius Williams	Portfolio Manager	2015

The following information replaces in its entirety the information appearing under the heading “FundManagement – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.
▪
John Connelly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016.
▪
Joshua Cooney, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 1999.
▪
Michael Magee, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco and/or its affiliates since 2010.
▪
Tim O’Reilly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2010.
▪
James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.
▪
John Schorle, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2010.
▪
Rebecca Setcavage, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. Ms. Setcavage was associated with OppenheimerFunds, a global asset management firm from 2017 to 2019. From 2004 to 2017, she was employed by T. Rowe Price where she last served as a Portfolio Investment Analyst.
▪
Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
Effective July 30, 2021, Charles S. Pulire no longer serves as Portfolio Manager of the Fund. All references to Mr. Pulire in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
LTMI-SUMSTATSAI-SUP
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